Document and Entity Information	12 Months Ended
Jul. 13, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2011
Registrant Name	CALVERT SOCIAL INDEX SERIES INC
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jul. 13, 2012
Prospectus Date	Jul. 13, 2012